FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of general summary of foreign currency (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Changes In Foreign Exchange Rates [Line Items]
Total Assets	$ 14,667,315	$ 13,211,024
Total Liabilities	14,229,040	13,180,303
All Currencies
Changes In Foreign Exchange Rates [Line Items]
Total Assets	765,411	808,554
Total Liabilities	1,073,496	1,156,874
Argentine peso
Changes In Foreign Exchange Rates [Line Items]
Total Assets	14,640	31,759
Total Liabilities	7,057	57,358
Net position	7,583	(25,599)
Brazilian real
Changes In Foreign Exchange Rates [Line Items]
Total Assets	22,043	27,904
Total Liabilities	57,119	87,160
Net position	(35,076)	(59,256)
Chilean peso
Changes In Foreign Exchange Rates [Line Items]
Total Assets	143,250	64,163
Total Liabilities	418,315	416,174
Net position	(275,065)	(352,011)
Colombian peso
Changes In Foreign Exchange Rates [Line Items]
Total Assets	18,205	14,423
Total Liabilities	3,114	3,655
Net position	15,091	10,768
Euro
Changes In Foreign Exchange Rates [Line Items]
Total Assets	129,312	39,280
Total Liabilities	59,156	33,866
Net position	70,156	5,414
U.S. dollar
Changes In Foreign Exchange Rates [Line Items]
Total Assets	325,080	526,845
Total Liabilities	440,035	409,346
Net position	(114,955)	117,499
Other currency
Changes In Foreign Exchange Rates [Line Items]
Total Assets	112,881	104,180
Total Liabilities	88,700	149,315
Net position	$ 24,181	$ (45,135)